Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 25,411	$ 34,539
Short-term investment in time deposits	17,000	20,000
Inventories	2,111	957
Trade accounts receivable, net	5,216	4,964
Prepayments and other current assets	1,359	226
Total current assets	51,097	60,880
FIXED ASSETS, NET:
Vessels, net	143,833	99,273
Advance for vessel acquisition		2,663
Total fixed assets, net	143,833	101,936
OTHER NON-CURRENT ASSETS:
Restricted cash, net of current portion	2,150	1,800
Deferred dry-dock and special survey costs, net	1,432	1,622
Prepayments and other non-current assets	75	75
Total other non-current assets	3,657	3,497
Total assets	198,587	166,313
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	7,637	5,580
Trade accounts payable	1,936	1,695
Hire collected in advance	877	1,173
Accrued and other liabilities	1,429	646
Total current liabilities	12,854	10,084
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	80,846	55,370
Total non-current liabilities	80,846	55,370
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; of which 1,000,000 authorized Series A Convertible Preferred Shares; 403,631 Series A Convertible Preferred Shares issued and outstanding as at December 31, 2023 and 303,631 at June 30, 2024)
Common stock ($0.001 par value; 450,000,000 shares authorized; 10,542,547 shares issued and outstanding as at December 31, 2023 and 10,458,767 at June 30, 2024, respectively)	11	11
Additional paid-in capital	103,993	110,799
Accumulated deficit	(5,819)	(14,270)
Total equity attributable to Pyxis Tankers Inc. and subsidiaries	98,185	96,540
Non-controlling interest	6,702	4,319
Total stockholders’ equity	104,887	100,859
Total liabilities and stockholders’ equity	198,587	166,313
Related Party [Member]
CURRENT ASSETS:
Due from related parties		194
CURRENT LIABILITIES:
Due to related parties	$ 975	$ 990